Leases - Lessor: Lease Income (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2026	Sep. 30, 2025
Lease income—net investment in leases
Interest income		¥ 51,260	¥ 47,828
Other		4,164	1,926
Lease income - operating leases	[1]	325,344	309,624
Total lease income		¥ 380,768	¥ 359,378
Operating Lease, Lease Income, Statement of Income or Comprehensive Income [Extensible Enumeration]		Revenues	Revenues

[1]	Gains from the disposition of real estate under operating leases included in operating lease revenues were ¥10,049 million and ¥8,158 million, and gains from the disposition of operating lease assets other than real estate included in operating lease revenues were ¥20,956 million and ¥26,994 million, for the six months ended September 30, 2025 and 2026, respectively.